Subsidiaries exempt from audit	12 Months Ended
Mar. 31, 2022
Subsidiaries exempt from audit
Subsidiaries exempt from audit

32. Subsidiaries exempt from audit

The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 March 2022.

Name	Registration number	Name	Registration number

Bluefish Communications Limited	5142610	Vodafone Enterprise Europe (UK) Limited	3137479
Cable & Wireless Aspac Holdings Limited	4705342	Vodafone Euro Hedging Limited	3954207
Cable & Wireless CIS Services Limited	2964774	Vodafone Euro Hedging Two	4055111
Cable & Wireless Europe Holdings Limited	4659719	Vodafone Europe UK	5798451
Cable & Wireless Global Business Services Limited	3537591	Vodafone European Investments	3961908
Cable & Wireless Global Holding Limited	3740694	Vodafone European Portal Limited	3973442
Cable & Wireless UK Holdings Limited	3840888	Vodafone Finance Luxembourg Limited	5754479
Cable & Wireless Worldwide Limited	7029206	Vodafone Finance Sweden	2139168
Cable & Wireless Worldwide Voice Messaging	1981417	Vodafone Finance UK Limited	3922620
Limited		Vodafone Financial Operations	4016558
Cable & Wireless Nominee Limited	3249884	Vodafone Global Content Services Limited	4064873
Energis (Ireland) Limited	NI035793	Vodafone Holdings Luxembourg Limited	4200970
Energis Communications Limited	2630471	Vodafone Intermediate Enterprises Limited	3869137
Energis Squared Limited	3037442	Vodafone International Holdings Limited	2797426
General Mobile Corporation Limited	2585763	Vodafone International Operations Limited	2797438
London Hydraulic Power Company (The)	ZC000055	Vodafone Investment UK	5798385
MetroHoldings Limited	3511122	Vodafone Investments Limited	1530514
ML Integration Group Limited	3252903	Vodafone IP Licensing Limited	6846238
Talkland International Limited	2354106	Vodafone Marketing UK	6858585
The Eastern Leasing Company Limited	1672832	Vodafone Mobile Communications Limited	3942221
Thus Group Holdings Limited	SC192666	Vodafone Mobile Enterprises Limited	3961390
Thus Group Limited	SC226738	Vodafone Mobile Network Limited	3961482
Voda Limited	1847509	Vodafone Nominees Limited	1172051
Vodafone 2.	4083193	Vodafone Oceania Limited	3973427
Vodafone 4 UK	6357658	Vodafone Overseas Finance Limited	4171115
Vodafone 5 Limited	6688527	Vodafone Overseas Holdings Limited	2809758
Vodafone 5 UK	2960479	Vodafone Panafon UK	6326918
Vodafone 6 UK	8809444	Vodafone Property Investments Limited	3903420
Vodafone Americas 4	6389457	Vodafone UK Limited	2227940
Vodafone Benelux Limited	4200960	Vodafone Worldwide Holdings Limited	3294074
Vodafone Cellular Limited	896318	Vodafone Yen Finance Limited	4373166
Vodafone Consolidated Holdings Limited	5754561	Vodaphone Limited	2373469
Vodafone Corporate Secretaries Limited	2357692	Vodata Limited	2502373
Vodafone Enterprise Corporate Secretaries Limited	2303594	Your Communications Group Limited	4171876
Vodafone Enterprise Equipment Limited	1648524